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                               SEPARATE ACCOUNT KG
                            (KEMPER GATEWAY ADVISOR)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

                                       ***

In the first paragraph under "J. ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE" in DESCRIPTION OF THE CONTRACT the following is added:

        In New York, the latest possible annuitization age will not exceed the Owner's age 90 and, in the case of Joint Owners, the age of the oldest Owner will determine the Annuity Date.

                                      * * *

The second paragraph under "L. ANNUITY BENEFIT PAYMENTS" under DESCRIPTION OF THE CONTRACT is deleted in its entirety and replaced with the following:

        For all options except a death benefit annuity, the dollar amount of the first periodic annuity benefit payment is the Accumulated Value applied under that option, after application of any Market Value Adjustment and less premium tax, if any, and, for all commutable period certain options and any noncommutable fixed period certain option of less than ten years, further reduced by the Contract Fee. For a death benefit annuity, the Annuity Value is the amount of the death benefit. Notwithstanding the above, under a New York Contract, the dollar amount of the first periodic annuity benefit payment will be equal to the greater of (a) or
        (b) where (a) is equal to the Surrender Value and (b) is equal to 95% of the Accumulated Value. In addition, under a New York Contract, annuity benefit payments will not be less than payments that would be provided at that time by the application of an Annuity Value equal to an amount required to purchase any single payment immediate annuity contract offered by the Company to all Owners of the same class.

                                      * * *

The definition of the "j" factor in the calculation of the Market Value Adjustment under GUARANTEE PERIOD ACCOUNTS is revised as follows:

        For New York Contracts, "j" is the New Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the nearest number of whole years.


                                      * * *


Supplement dated December 14, 2000